N-6	Oct. 07, 2026
Prospectus:
Document Type	N-6
Entity Registrant Name	Nationwide VL Separate Account-G
Entity Central Index Key	0001313581
Entity Investment Company Type	N-6
Document Period End Date	Oct. 07, 2026
Amendment Flag	false
Protector II VUL - Series H
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]	Effective on October 12, 2026, the following underlying mutual funds are added as investment options under the policy. •American Drive Variable Insurance Trust – American Drive Moderate Allocation Portfolio – Class S•American Drive Variable Insurance Trust – American Drive Aggressive Allocation Portfolio – Class SAccordingly, Appendix A: Underlying Mutual Funds Available Under the Policy is amended to add the following:
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Allocation
American Drive Variable Insurance Trust – American Drive Moderate
Allocation Portfolio – Class S
Investment Advisor: Hantz Financial Services, Inc.
Sub-Advisor: Forefront Analytics, LLC and Franklin Advisers, Inc.
		0.91%*	N/A	N/A	N/A
Allocation
American Drive Variable Insurance Trust – American Drive Aggressive
Allocation Portfolio – Class S
Investment Advisor: Hantz Financial Services, Inc.
Sub-Advisor: Forefront Analytics, LLC and Franklin Advisers, Inc.
		1.01%*	N/A	N/A	N/A
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Allocation
American Drive Variable Insurance Trust – American Drive Moderate
Allocation Portfolio – Class S
Investment Advisor: Hantz Financial Services, Inc.
Sub-Advisor: Forefront Analytics, LLC and Franklin Advisers, Inc.
		0.91%*	N/A	N/A	N/A
Allocation
American Drive Variable Insurance Trust – American Drive Aggressive
Allocation Portfolio – Class S
Investment Advisor: Hantz Financial Services, Inc.
Sub-Advisor: Forefront Analytics, LLC and Franklin Advisers, Inc.
		1.01%*	N/A	N/A	N/A

Protector II VUL - Series H | American Drive Variable Insurance Trust - American Drive Moderate Allocation Portfolio - Class S
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Drive Variable Insurance Trust – American Drive Moderate Allocation Portfolio – Class S
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Hantz Financial Services, Inc.
Portfolio Company Subadviser [Text Block]	Forefront Analytics, LLC and Franklin Advisers, Inc.
Current Expenses [Percent]	0.91%
Protector II VUL - Series H | American Drive Variable Insurance Trust - American Drive Aggressive Allocation Portfolio - Class S
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Drive Variable Insurance Trust – American Drive Aggressive Allocation Portfolio – Class S
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Hantz Financial Services, Inc.
Portfolio Company Subadviser [Text Block]	Forefront Analytics, LLC and Franklin Advisers, Inc.
Current Expenses [Percent]	1.01%
Nationwide Accumulator IVUL - Series H
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]	Effective on October 12, 2026, the following underlying mutual funds are added as investment options under the policy. •American Drive Variable Insurance Trust – American Drive Moderate Allocation Portfolio – Class S•American Drive Variable Insurance Trust – American Drive Aggressive Allocation Portfolio – Class SAccordingly, Appendix A: Underlying Mutual Funds Available Under the Policy is amended to add the following:
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Allocation
American Drive Variable Insurance Trust – American Drive Moderate
Allocation Portfolio – Class S
Investment Advisor: Hantz Financial Services, Inc.
Sub-Advisor: Forefront Analytics, LLC and Franklin Advisers, Inc.
		0.91%*	N/A	N/A	N/A
Allocation
American Drive Variable Insurance Trust – American Drive Aggressive
Allocation Portfolio – Class S
Investment Advisor: Hantz Financial Services, Inc.
Sub-Advisor: Forefront Analytics, LLC and Franklin Advisers, Inc.
		1.01%*	N/A	N/A	N/A
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Allocation
American Drive Variable Insurance Trust – American Drive Moderate
Allocation Portfolio – Class S
Investment Advisor: Hantz Financial Services, Inc.
Sub-Advisor: Forefront Analytics, LLC and Franklin Advisers, Inc.
		0.91%*	N/A	N/A	N/A
Allocation
American Drive Variable Insurance Trust – American Drive Aggressive
Allocation Portfolio – Class S
Investment Advisor: Hantz Financial Services, Inc.
Sub-Advisor: Forefront Analytics, LLC and Franklin Advisers, Inc.
		1.01%*	N/A	N/A	N/A

Nationwide Accumulator IVUL - Series H | American Drive Variable Insurance Trust - American Drive Moderate Allocation Portfolio - Class S
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Drive Variable Insurance Trust – American Drive Moderate Allocation Portfolio – Class S
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Hantz Financial Services, Inc.
Portfolio Company Subadviser [Text Block]	Forefront Analytics, LLC and Franklin Advisers, Inc.
Current Expenses [Percent]	0.91%
Nationwide Accumulator IVUL - Series H | American Drive Variable Insurance Trust - American Drive Aggressive Allocation Portfolio - Class S
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Drive Variable Insurance Trust – American Drive Aggressive Allocation Portfolio – Class S
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Hantz Financial Services, Inc.
Portfolio Company Subadviser [Text Block]	Forefront Analytics, LLC and Franklin Advisers, Inc.
Current Expenses [Percent]	1.01%
Nationwide Survivorship II VUL Series H
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]	Effective on October 12, 2026, the following underlying mutual funds are added as investment options under the policy. •American Drive Variable Insurance Trust – American Drive Moderate Allocation Portfolio – Class S•American Drive Variable Insurance Trust – American Drive Aggressive Allocation Portfolio – Class SAccordingly, Appendix A: Underlying Mutual Funds Available Under the Policy is amended to add the following:
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Allocation
American Drive Variable Insurance Trust – American Drive Moderate
Allocation Portfolio – Class S
Investment Advisor: Hantz Financial Services, Inc.
Sub-Advisor: Forefront Analytics, LLC and Franklin Advisers, Inc.
		0.91%*	N/A	N/A	N/A
Allocation
American Drive Variable Insurance Trust – American Drive Aggressive
Allocation Portfolio – Class S
Investment Advisor: Hantz Financial Services, Inc.
Sub-Advisor: Forefront Analytics, LLC and Franklin Advisers, Inc.
		1.01%*	N/A	N/A	N/A
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Allocation
American Drive Variable Insurance Trust – American Drive Moderate
Allocation Portfolio – Class S
Investment Advisor: Hantz Financial Services, Inc.
Sub-Advisor: Forefront Analytics, LLC and Franklin Advisers, Inc.
		0.91%*	N/A	N/A	N/A
Allocation
American Drive Variable Insurance Trust – American Drive Aggressive
Allocation Portfolio – Class S
Investment Advisor: Hantz Financial Services, Inc.
Sub-Advisor: Forefront Analytics, LLC and Franklin Advisers, Inc.
		1.01%*	N/A	N/A	N/A

Nationwide Survivorship II VUL Series H | American Drive Variable Insurance Trust - American Drive Moderate Allocation Portfolio - Class S
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Drive Variable Insurance Trust – American Drive Moderate Allocation Portfolio – Class S
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Hantz Financial Services, Inc.
Portfolio Company Subadviser [Text Block]	Forefront Analytics, LLC and Franklin Advisers, Inc.
Current Expenses [Percent]	0.91%
Nationwide Survivorship II VUL Series H | American Drive Variable Insurance Trust - American Drive Aggressive Allocation Portfolio - Class S
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Drive Variable Insurance Trust – American Drive Aggressive Allocation Portfolio – Class S
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Hantz Financial Services, Inc.
Portfolio Company Subadviser [Text Block]	Forefront Analytics, LLC and Franklin Advisers, Inc.
Current Expenses [Percent]	1.01%